SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 21, 2023 USD ($) shares	Oct. 21, 2022	May 18, 2021	May 12, 2021	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reverse stock split conversion ratio		0.01	1	0.064
Reclassification adjustment						$ 297,696		$ 630,976
Cash and cash equivalents in bank deposit					$ 250,000		$ 250,000		$ 250,000
Fair value of contingent consideration									12,098,475	$ 12,179,476
Gain in the change in fair value of contingent consideration					$ (10,698,475)	$ 5,920,919	$ (10,698,475)	$ 7,121,240	564,303	8,764,460
Aggregate cash payment agreed to pay	$ 229,000
Bailey LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair value of contingent consideration									10,698,475	7,935,016
Harper & Jones, LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair value of contingent consideration									$ 1,400,000	$ 4,244,460
Norwest investors | Norwest waiver | Bailey LLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair value of contingent consideration	0
Gain in the change in fair value of contingent consideration	10,698,475
D.Jones (H&J Seller) | H&J Settlement Agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair value of contingent consideration	0
Gain in the change in fair value of contingent consideration	$ 1,400,000
Percentage of membership interest transferred	100.00%
Aggregate cash payment agreed to pay	$ 229,000
Issuance of common stock pursuant to disposition (in shares) | shares	78,103						78,103